Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes
Loss before income taxes during the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Domestic	$(74,882)	$(73,742)
Foreign	(225)	617
Loss before income taxes	$(75,107)	$(73,125)

Schedule of Provision for Income Taxes
The provision for income taxes was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	11	3
Foreign	116	153
Total current provision for income taxes	127	156
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred provision for income taxes	—	—
Total provision for income taxes	$127	$156

Schedule of Effective Tax Rate
Income tax expense (benefit) differed from the amount computed by applying the federal statutory income tax rate of 21% to pretax loss as a result of the following:

	Years Ended December 31,
	2020	2019
Statutory rate	(21.0)%	(21.0)%
State tax	(2.5)	(6.5)
Permanent items	0.4	0.3
Stock-based compensation	4.3	3.4
R&D credit	(4.2)	(2.7)
Other	0.1	0.1
Changes in valuation allowance	22.9	26.6
Foreign rate differential	0.2	—
Effective tax rate	0.2%	0.2%

Schedule of Deferred Taxes
The tax effects of significant items comprising the Company’s deferred taxes were as follows (in thousands):

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss	$82,031	$77,082
Credit carryforwards	10,143	6,971
Stock-based compensation	3,149	2,782
Lease liability	9,288	868
Reserves, accruals and other	1,152	1,556
Total deferred tax assets	105,763	89,259
Valuation allowance	(96,044)	(87,326)
Total deferred tax assets, net	9,719	1,933
Deferred tax liabilities:
Fixed asset basis and other	(858)	(1,038)
ROU asset basis	(8,861)	(859)
Total deferred tax liabilities	(9,719)	(1,897)
Net deferred tax assets	$—	$36

Schedule of Unrecognized Tax Benefit
A reconciliation of the beginning and ending balances of unrecognized tax benefit were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Gross unrecognized tax benefits - beginning of year	$6,972	$4,647
Increases related to current year tax positions	3,129	1,939
Increases related to prior year tax positions	43	386
Gross unrecognized tax benefits - end of year	$10,144	$6,972